Provisions - Schedule of maturity of estimated benefits payments, Other Foreign Subsidiaries (Details) - Other foreign subsidiaries € in Millions	Dec. 31, 2025 EUR (€)
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 746
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	736
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	740
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	744
2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	747
2031 to 2035
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,790